BONDS PAYABLE AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2015
BONDS PAYABLE AND ACCRUED INTEREST [Abstract]
BONDS PAYABLE AND ACCRUED INTEREST

19. BONDS PAYABLE AND ACCRUED INTEREST

On January 29, 2013, Jiangxi Jinko issued a six-year bond with an aggregate principal amount of RMB800,000,000 which bears a fixed annual interest rate of 8.99% and will mature on January 28, 2019. At the end of the third year in the life of the bonds, the Group has the option to raise the interest rate by up to 100 basis points, and the bondholders will have the right to require Jiangxi Jinko to repurchase all or part of their bond, at such time. The bond is recorded on amortized cost basis with the interest rate of 8.99%. Interest expense related to the bond was RMB66,725,778 and RMB66,725,778 for the year ended December 31, 2014 and 2015,respectively.

Bonds payable are all issued at face value, unsecured from the issuance date.

As the put option of the bondholders came into effect in January 2016, the Company reclassified the bonds payable to current liability in 2015.

As the Group has early adopted ASU 2015-03 in 2015, bond issuance costs amounted to RMB 3,733,333 (US$ 576,327) was retrospectively adjusted as a direct deduction from the carrying amount of the bond liability as of December 31, 2014.